Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

A reconciliation of the number of shares used for the basic and diluted earnings per share calculation was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2018	2017	2018	2017
Net income attributable to Apergy	$25,263	$18,421	$71,989	$50,444

Weighted-average number of shares outstanding	77,340	77,340	77,340	77,340
Dilutive effect of stock-based compensation	229	550	402	550

Total shares and dilutive securities	77,569	77,890	77,742	77,890

Basic earnings per share attributable to Apergy	$0.33	$0.24	$0.93	$0.65
Diluted earnings per share attributable to Apergy	$0.33	$0.24	$0.93	$0.65